Expenses By Nature - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Replacement Options [Member]
Direct mining and milling costs	[1]	$ 6,456	$ 5,562
Changes in inventories	[2]	(303)	(317)
Depletion and amortization		1,790	1,269
Toll milling costs			234
Cost of sales		$ 7,943	$ 6,748

[1]	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).